UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [ ]; Amendment Number: N/A
This Amendment (Check only one.):          [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:            SIB LLC
Address:         c/o The Millburn Corporation
                 1270 Avenue of the Americas
                 New York, New York 10020

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Kenneth P. Pearlman
Title:           Principal of SIB LLC
Phone:           305-937-7484

Signature, Place, and Date of Signing:

/s/ Kenneth P. Pearlman         Sunny Isles, Florida           January 8, 2012
------------------------


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $107,791
                                          (thousands)

List of Other Included Managers:                   None








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                                                                  FORM 13F INFORMATION TABLE

             COLUMN 1              COLUMN 2      COLUMN 3    COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7       COLUMN 8
             --------              --------      --------    --------      --------         --------     --------       --------
                                                              VALUE    SHRS OR SH/ PUT/    INVESTMENT     OTHER     VOTING AUTHORITY
          NAME OF ISSUER        TITLE OF CLASS    CUSIP     (x$1000)   PRN AMT PRN CALL    DISCRETION    MANAGERS   SOLE SHARED NONE
          --------------        --------------    -----     --------   ----------------    ----------    --------   ----------------


ABB LTD                         SPONSORED ADR      000375204    3,384  162,750  SH           Sole            N/A          162,750

AMERICAN AXLE & MFG HLDGS IN         COM           024061103    2,132  190,400  SH           Sole            N/A          190,400

CARMAX INC                           COM           143130102    3,333   88,788  SH           Sole            N/A           88,788

CARNIVAL CORP                     PAIRED CTF       143658300    2,182   59,350  SH           Sole            N/A           59,350

COACH INC                            COM           189754104    5,723  103,100  SH           Sole            N/A          103,100

DICKS SPORTING GOODS INC             COM           253393102    3,194   70,210  SH           Sole            N/A           70,210

FRESH MKT INC                        COM           35804H106       48    1,000  SH           Sole            N/A            1,000

HEARTLAND EXPRESS INC                COM           422347104    3,609  276,092  SH           Sole            N/A          276,092

HUNT J B TRANS SVCS INC              COM           445658107    8,810  147,550  SH           Sole            N/A          147,550

KNIGHT TRANSN INC                    COM           499064103    5,426  370,877  SH           Sole            N/A          370,877

LENNAR CORP                          CL A          526057104      217    5,600  SH           Sole            N/A            5,600

LOWES COS INC                        COM           548661107    4,817  135,600  SH           Sole            N/A          135,600

LULULEMON ATHLETICA INC              COM           550021109   12,232  160,456  SH           Sole            N/A          160,456

OLD DOMINION FGHT LINES INC          COM           679580100    9,570  279,185  SH           Sole            N/A          279,185

PULTE GROUP INC                      COM           745867101      853   46,995  SH           Sole            N/A           46,995

QUANTA SVCS INC                      COM           74762E102    8,517  312,108  SH           Sole            N/A          312,108

RYANAIR HLDGS PLC               SPONSORED ADR      783513104    9,914  289,218  SH           Sole            N/A          289,218

SAFE BULKERS INC                     COM           Y7388L103      396  118,000  SH           Sole            N/A          118,000
SHUTTERSTOCK INC                     COM           825690100       26    1,000  SH           Sole            N/A            1,000

SOUTHWESTERN ENERGY CO               COM           845467109    5,282  158,102  SH           Sole            N/A          158,102

STAPLES INC                          COM           855030102    1,465  128,545  SH           Sole            N/A          128,545

TEXAS ROADHOUSE INC                  COM           882681109    4,123  245,430  SH           Sole            N/A          245,430

THOR INDS INC                        COM           885160101    2,263   60,460  SH           Sole            N/A           60,460

TOLL BROTHERS INC                    COM           889478103    2,407   74,440  SH           Sole            N/A           74,440

URBAN OUTFITTERS INC                 COM           917047102    7,868  199,889  SH           Sole            N/A          199,889

                             TOTAL                            107,791
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